Supplementary Oil and Gas Information - (Unaudited) - Costs Incurred (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Costs Incurred Oil And Gas Property Acquisition Exploration And Development Activities [line items]
Proved oil and gas properties - acquisitions	$ 33.8
Proved oil and gas properties - dispositions	0.0	$ (0.1)
Unproved oil and gas properties	0.0
Exploration costs	0.4	0.3
Development costs	139.8	56.7
Capital expenditures	236.3	$ 56.9
Change in decommissioning liability estimate	$ 62.3